STOCK OPTIONS AND WARRANTS (Details) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 11, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options outstanding, beginning balance	10,960,715	19,860,715	10,960,715
Exercised	500,000			300,000
Options outstanding, ending balance		19,860,715	19,860,715	10,960,715
Exercised	(500,000)			(300,000)
Weighted Average Exercise Price, beginning	$ 0.15	$ 0.049	$ 0.15	$ 0.37
Weighted Average Exercise Price, ending		$ 0.049	$ 0.049	$ 0.15
Option [Member]
Options outstanding, beginning balance	10,960,715	19,860,715	10,960,715	10,300,000
Granted			14,400,000	2,960,715
Exercised			500,000	300,000
Expired or canceled			(5,000,000)	(2,000,000)
Options outstanding, ending balance		19,860,715	19,860,715	10,960,715
Exercised			(500,000)	(300,000)
Weighted Average Exercise Price, beginning	$ 0.37	$ 0.049	$ 0.37	$ 0.36
Weighted Average Exercise Price, Granted		0	0.0405	0.60
Weighted Average Exercise Price, Exercised		0	0.002	0.35
Weighted Average Exercise Price, Expired or Canceled		0	0.057	0.75
Weighted Average Exercise Price, ending		$ 0.049	$ 0.049	$ 0.37